Unaudited Interim Condensed Consolidated Statements of Financial Position - ZAR (R) R in Thousands	May 31, 2024	Feb. 29, 2024
Non-current assets
Property, plant and equipment	R 2,127,250	R 2,032,794
Capitalized commission assets	398,017	374,521
Intangible assets	78,355	83,123
Goodwill	221,616	227,380
Loans to related parties	28,200	28,200
Long-term other receivables and prepayments	17,059	18,831
Deferred tax assets	89,464	81,903
Total non-current assets	2,959,961	2,846,752
Current assets
Inventories	4,914	6,582
Trade and other receivables and prepayments	595,847	985,398
Income tax receivables	8,668	8,714
Cash and cash equivalents	996,054	459,527
Total current assets	1,605,483	1,460,221
Total assets	4,565,444	4,306,973
Equity
Share capital	7,131,059	7,142,853
Treasury shares	(3,461)	(23,816)
Other capital reserve	(3,605,990)	(3,582,568)
Common control reserve	(2,709,236)	(2,709,236)
Foreign currency translation reserve	278,709	330,812
Retained earnings	2,025,066	1,803,482
Equity attributable to equity holders of parent	3,116,147	2,961,527
Non-controlling interest	39,762	40,935
Total equity	3,155,909	3,002,462
Non-current liabilities
Term loans	39,809	41,645
Lease liabilities	124,165	131,285
Deferred revenue	121,784	121,302
Deferred tax liabilities	68,551	69,840
Total non-current liabilities	354,309	364,072
Current liabilities
Term loans	6,559	6,534
Trade and other payables	465,729	446,284
Loans from related parties	668	924
Lease liabilities	61,458	63,055
Deferred revenue	324,555	325,848
Bank overdraft	46,496	23,362
Income tax payables	148,270	73,375
Provision for warranties	1,491	1,057
Total current liabilities	1,055,226	940,439
Total liabilities	1,409,535	1,304,511
Total equity and liabilities	R 4,565,444	R 4,306,973